Other Equity Instruments - Summary of Equity Attributable to Equity Holders (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Equity attributable to equity holders [abstract]
Equity attributable to equity holders of the Company	¥ 450,051	¥ 403,764
Equity attributable to ordinary equity holders of the Company	450,051	395,973
Equity attributable to other equity instruments holders of the Company		7,791
Equity attributable to non-controlling interests	6,880	5,578
Equity attributable to ordinary equity holders of non-controlling interests	¥ 6,880	¥ 5,578